Derivative Liabilities (Details) - Schedule of Conversion Features in Convertible Promissory Notes - $ / shares	1 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Dec. 31, 2022	May 31, 2022
Commitment Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)	$ 5.3	$ 5	$ 5	$ 5
Volatility	115.10%	99.70%	99.70%
Expected term (in years) - Notes	11 months 26 days
Expected term (in years) - Warrants	4 years 11 months 26 days	5 years	5 years	5 years
Risk-free interest rate	4.80%
Dividend yield	0.00%	0.00%	0.00%
IPO probability (prior to note maturity date)	95.00%	95.00%	95.00%
Mark to Market [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)			$ 5
Volatility			101.90%
Expected term (in years) - Warrants			4 years 4 months 20 days
Risk-free interest rate			4.06%
Dividend yield			0.00%
IPO probability (prior to note maturity date)			95.00%
Minimum [Member] | Commitment Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years) - Notes		1 year
Risk-free interest rate		2.76%	2.84%
Minimum [Member] | Mark to Market [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years) - Notes			4 months 20 days
Maximum [Member] | Commitment Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years) - Notes		1 year 10 days
Risk-free interest rate		2.84%		2.76%
Maximum [Member] | Mark to Market [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years) - Notes			4 months 28 days